Leases - Summary of Right-of-Use Assets within Statement of Financial Positions (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	€ 55,018	€ 49,766
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	54,956	49,718
Equipment, Tools and Installations
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	7	21
Automobiles
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	€ 55	€ 27